RIGHT OF USE ASSETS	9 Months Ended
Sep. 30, 2024
RIGHT OF USE ASSETS
9.	RIGHT OF USE ASSETS

	Vehicles	Buildings	Land	Total

Balance at December 31, 2022	$2,385	$342,361	$-	$344,746
Additions	-	322,354	418,001	740,355
Depreciation	(2,385)	(149,644)	(211,057)	(363,086)
Foreign exchange translation	-	-	(328)	(328)
Balance at December 31, 2023	$-	$515,071	$206,616	$721,687
Depreciation	$-	$(107,046)	$(159,476)	$(266,522)
Foreign exchange translation	-	-	5,580	5,580
Balance at September 30, 2024	$-	$408,025	$52,720	$460,745

The Company has four leases with expiration dates of December 31, 2024, May 31, 2026, January 31, 2027, and September 30, 2028.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)